EARNINGS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Stock options
Earnings per share [line items]
Shares excluded from calculation of earnings per share (in shares)	0	282,737